Group Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operating activities (page 37)	£ 3,317	£ 4,034	£ 11,567
Dividends received from associates	164	2	351
Tax paid	(1,227)	(552)	(2,132)
Net cash generated from operating activities	2,254	3,484	9,786
Cash flows from investing activities
Interest received	14	27	48
Purchases of property, plant and equipment	(129)	(106)	(511)
Proceeds on disposal of property, plant and equipment	19	13	44
Purchases of intangibles	(46)	(62)	(244)
Purchases of investments	(220)	(183)	(343)
Proceeds on disposals of investments	101	97	184
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(130)	(3)	39
Net cash used in investing activities	(391)	(217)	(783)
Cash flows from financing activities
Interest paid	(753)	(841)	(1,737)
Interest element of lease liabilities	(11)	(14)	(26)
Capital element of lease liabilities	(72)	(76)	(164)
Proceeds from increases in and new borrowings	2,986	5,204	9,826
Outflows relating to derivative financial instruments	(171)	(2)	(283)
Purchases of own shares held in employee share ownership trusts	(82)	(17)	(18)
Reductions in and repayments of borrowings	(1,153)	(2,811)	(10,633)
Dividends paid to owners of the parent	(2,443)	(2,346)	(4,745)
Capital injection from non-controlling interests		10	17
Dividends paid to non-controlling interests	(81)	(70)	(136)
Other		1	2
Net cash used in financing activities	(1,780)	(962)	(7,897)
Net cash flows from operating, investing and financing activities	83	2,305	1,106
Transferred to held-for-sale	(100)
Differences on exchange	(173)	9	(253)
(Decrease)/increase in net cash and cash equivalents in the period	(190)	2,314	853
Net cash and cash equivalents at 1 January	2,888	2,035	2,035
Net cash and cash equivalents at period end	2,698	4,349	2,888
Cash and cash equivalents	3,014	4,784	3,139
Overdrafts and accrued interest	£ (316)	£ (435)	£ (251)